CONTINGENCIES	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Loss Contingency [Abstract]
CONTINGENCIES [Text Block]

20.  CONTINGENCIES

From time to time, the Company is involved in various litigation matters arising in the ordinary course of its business. Management is of the opinion that disposition of any current matter will not have a material adverse impact on the Company's financial position, results of operations, or the ability to carry on any of its business activities.

Legal proceedings

Oregon Action: A complaint was filed in the Oregon State Circuit Court for Clackamas County, on April 29, 2019, by two current owners of Proudest Monkey Holdings, LLC (the former sole member of EFF) (the "Plaintiffs"), alleging contract, employment, and statutory claims, alleging $612,500 in damages (as amended), against the Company, its wholly-owned subsidiaries 320204 US Holdings Corp, EFF, Swell Companies Limited, and Phantom Brands LLC, in addition to three directors, two officers, and one former employee (the "Oregon Action"). The Company and the other defendants wholly denied the allegations and claims made in the lawsuit and is defending the lawsuit. On June 21, 2019, the Company filed Oregon Rule of Civil Procedure ("ORCP") 21 motions to dismiss all of the Plaintiffs' claims against it, its wholly owned subsidiaries, and other defendants. On December 30, 2019, the Plaintiffs filed an amended complaint dismissing the Company (and some of its directors and subsidiaries) from the case and reducing the amount in controversy in the Oregon Action. On May 6, 2020, the court granted the Company's ORCP 21 motions in its entirety to dismiss all of Plaintiffs' claims against the remaining defendants. The judgment of dismissal was entered by the Clackamas County court on or about October 14, 2020.

On October 22, 2020, the Company submitted a petition to recover the costs and attorney fees incurred by the Company as the prevailing party in the Oregon Action. On January 20, 2021, the Court ruled in the Company's favor, awarding the Company and its subsidiaries $68,195 in attorney's fees, $1,252 in costs, and a statutory prevailing party fee of $640, through a supplemental judgment, entered on February 2, 2021. The judgment in favor of the Company remains unpaid and continues to collect interest at the statutory rate of 9% per annum.

On November 12, 2020, the Plaintiffs appealed the order dismissing the claims alleged in their amended complaint. On March 2, 2021, the Plaintiffs amended their appeal to appeal the award of attorney fees and costs.

On October 26, 2022, the Court of Appeals issued its decision, reversing the general and supplemental judgments in favor of the Company and remanding the case to the trial court for further proceedings. The Company filed a petition for reconsideration of the Court of Appeals decision on December 7, 2022, which was denied. On April 19, 2023, the Company filed a petition for review in the Oregon Supreme Court, which was denied. On November 1, 2023, the Court of Appeals issued the appellate judgement that reversed the October 2023 dismissal as well as the judgement for attorney fees and remanded the case against Phantom Brands, LLC, Swell Companies Limited, and two former employees. On December 21, 2023, the Plaintiffs filed a second amended complaint.

On April 2, 2024, the court confirmed dismissal of the Company and other defendants no longer named. The Company has filed a motion for costs and attorney fees totaling $108,876, with a hearing scheduled for July 29, 2024. Additionally, a settlement conference is set for October 22, 2024, and a twelve-person jury trial is scheduled for November 19, 2024.

British Columbia Action: On or about September 13, 2019, the Company delivered a notice to the above-mentioned Plaintiffs of alleged breach and default under the EFF purchase and sale agreement, due to alleged unlawful, intentional acts and material misrepresentations by the Plaintiffs before and after the completion of the purchase. As a result of such breach, the Company denied the Plaintiffs' tender of their share payment notes in connection with the agreement. On or about October 14, 2019, Proudest Monkey Holdings, LLC and one of its current owners, sued the Company in the Supreme Court of British Columbia to compel the issuance and delivery of the subject shares, including interests and costs (the "British Columbia Action").

On November 8, 2019, the Company responded and counterclaimed for general, special and punitive damages, including interest and costs, related to breach of contract, repudiation of contract, breach of indemnity and fraudulent and negligent misrepresentation by the Plaintiffs. The Plaintiffs filed a response to the Company's counterclaims on or about June 5, 2020, and the parties stipulated to a form of amended pleading which included the joinder of additional parties, an owner of Proudest Monkey Holdings, LLC and EFF, and additional contract and equitable claims and damages, partially duplicative to those alleged by the Plaintiffs in the Oregon Action (breach of contract, indemnity, unjust enrichment and wrongful termination claims). Plaintiffs allege $2,774,177 in damages (as amended), plus unquantified additional damages, interest and costs, of which amounts are partially duplicative of the Oregon Action. This action remains in the discovery stage. The trial date was removed due to lack of prosecution by Plaintiffs. It is too early to predict the resolution of the claims and counterclaims.

20. CONTINGENCIES

From time to time, the Company is involved in various litigation matters arising in the ordinary course of its business. Management is of the opinion that disposition of any current matter will not have a material adverse impact on the Company's financial position, results of operations, or the ability to carry on any of its business activities.

Legal proceedings

Oregon Action: A complaint was filed in the Oregon State Circuit Court for Clackamas County, on April 29, 2019, by two current owners of Proudest Monkey Holdings, LLC (the former sole member of EFF) (the "Plaintiffs"), alleging contract, employment, and statutory claims, alleging $612,500 in damages (as amended), against the Company, its wholly-owned subsidiaries 320204 US Holdings Corp, EFF, Swell Companies Limited, and Phantom Brands LLC, in addition to three directors, two officers, and one former employee (the "Oregon Action"). The Company and the other defendants wholly denied the allegations and claims made in the lawsuit and is defending the lawsuit. On June 21, 2019, the Company filed Oregon Rule of Civil Procedure ("ORCP") 21 motions to dismiss all of the Plaintiffs' claims against it, its wholly owned subsidiaries, and other defendants. On December 30, 2019, the Plaintiffs filed an amended complaint dismissing the Company (and some of its directors and subsidiaries) from the case and reducing the amount in controversy in the Oregon Action. On May 6, 2020, the court granted the Company's ORCP 21 motions in its entirety to dismiss all of Plaintiffs' claims against the remaining defendants. The judgment of dismissal was entered by the Clackamas County court on or about October 14, 2020.

On October 22, 2020, the Company submitted a petition to recover the costs and attorney fees incurred by the Company as the prevailing party in the Oregon Action. On January 20, 2021, the Court ruled in the Company's favor, awarding the Company and its subsidiaries $68,195 in attorney's fees, $1,252 in costs, and a statutory prevailing party fee of $640, through a supplemental judgment, entered on February 2, 2021. The judgment in favor of the Company remains unpaid and continues to collect interest at the statutory rate of 9% per annum.

On November 12, 2020, the Plaintiffs appealed the order dismissing the claims alleged in their amended complaint. On March 2, 2021, the Plaintiffs amended their appeal to appeal the award of attorney fees and costs.

On October 26, 2022, the Court of Appeals issued its decision, reversing the general and supplemental judgments in favor of the Company and remanding the case to the trial court for further proceedings. The Company filed a petition for reconsideration of the Court of Appeals decision on December 7, 2022, which was denied. On April 19, 2023, the Company filed a petition for review in the Oregon Supreme Court, which was denied. On November 1, 2023, the Court of Appeals issued the appellate judgement that reversed the October 2023 dismissal as well as the judgement for attorney fees and remanded the case against Phantom Brands, LLC, Swell Companies Limited, and two former employees. On December 21, 2023, the Plaintiffs filed a second amended complaint.

On April 2, 2024, the court confirmed dismissal of the Company and other defendants no longer named. The Company has filed a motion for costs and attorney fees totaling $108,876, with a hearing scheduled for July 29, 2024. Additionally, a settlement conference is set for October 22, 2024, and a twelve-person jury trial is scheduled for November 19, 2024.

British Columbia Action: On or about September 13, 2019, the Company delivered a notice to the above-mentioned Plaintiffs of alleged breach and default under the EFF purchase and sale agreement, due to alleged unlawful, intentional acts and material misrepresentations by the Plaintiffs before and after the completion of the purchase. As a result of such breach, the Company denied the Plaintiffs' tender of their share payment notes in connection with the agreement. On or about October 14, 2019, Proudest Monkey Holdings, LLC and one of its current owners, sued the Company in the Supreme Court of British Columbia to compel the issuance and delivery of the subject shares, including interests and costs (the "British Columbia Action").

On November 8, 2019, the Company responded and counterclaimed for general, special and punitive damages, including interest and costs, related to breach of contract, repudiation of contract, breach of indemnity and fraudulent and negligent misrepresentation by the Plaintiffs. The Plaintiffs filed a response to the Company's counterclaims on or about June 5, 2020, and the parties stipulated to a form of amended pleading which included the joinder of additional parties, an owner of Proudest Monkey Holdings, LLC and EFF, and additional contract and equitable claims and damages, partially duplicative to those alleged by the Plaintiffs in the Oregon Action (breach of contract, indemnity, unjust enrichment and wrongful termination claims). Plaintiffs allege $2,774,177 in damages (as amended), plus unquantified additional damages, interest and costs, of which amounts are partially duplicative of the Oregon Action. This action remains in the discovery stage. The trial date was removed due to lack of prosecution by Plaintiffs. It is too early to predict the resolution of the claims and counterclaims.

Settled and Dismissed Action: On or about May 30, 2019, Wallace Hill Partners Ltd. ("Wallace Hill") filed a civil claim in the Supreme Court of British Columbia alleging breach of contract and entitlement to 1,800,000 Common Shares of the Company, fully vested by March 1, 2019, and damages due to the lost opportunity to sell those shares after such date for a profit. On June 23, 2019, the Company circulated a letter to Wallace Hill terminating the agreement and accepting Wallace Hill's repudiation of the agreement based on Wallace Hill's previously published defamatory comments and termination of the agreement. On June 23, 2019, the Company filed its response to the civil claim denying all claims and filed counterclaims alleging breach of contract, a declaratory judgment of termination of the agreement, defamation and an injunction from further defamatory comments.

On March 23, 2022, the Company and Wallace Hill entered into a mutual release agreement, pursuant to which, among other things, all parties agreed to dismiss their respective claims and to release one another from any further causes of action in connection with the subject matter of the original claims. On April 23, 2022, the parties filed a Notice of Discontinuance in the Supreme Court of British Columbia formally dismissing the civil action.